PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

16. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The following condensed parent company financial information of BingEx Limited has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements. As of December 31, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable shares or guarantees of BingEx Limited, except for those which have been separately disclosed in the consolidated financial statements.

Inter-company balances and transactions were eliminated upon consolidation in the preparation of the consolidated financial statements of the Company. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s share of loss from its subsidiaries was reported as a share of loss of subsidiaries in the accompanying parent company only financial statements. Ordinarily, under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of the parent only financial information, the Company has continued to reflect its share, based on its proportionate interest, of the losses of its subsidiaries regardless of the carrying value of the investment even though the Company is not obligated to provide continuing support or fund losses.

(a) Condensed Balance Sheets

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets
Cash	4,922	19,663
Short-term investments	42	—
Other current assets	5,574	1,935
Total current assets	10,538	21,598
Non-current assets
Amount due from subsidiaries	1,933,430	2,268,260
Total non-current assets	1,933,430	2,268,260
Total assets	1,943,968	2,289,858
LIABILITIES
Current liabilities
Amount due to subsidiaries and the VIE	359	12,797
Accrued expenses and other current liabilities	5,215	1,602
Net liabilities in subsidiaries and the VIE	1,636,536	1,528,395
Total current liabilities	1,642,110	1,542,794
Total liabilities	1,642,110	1,542,794
Total mezzanine equity	2,733,560	—
Total shareholders’ equity (deficit)	(2,431,702)	747,064
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	1,943,968	2,289,858

16. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - CONTINUED

(b) Condensed Statements of Result of Operation

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total operating expenses	(1,694)	(3,613)	(3,230)
Interest income	—	—	665
Investment income	447	303	1
Other income	—	—	4,712
Share of gains (losses) from subsidiaries and the VIE	(179,191)	113,809	(148,628)
Income (loss) before income taxes	(180,438)	110,499	(146,480)
Income tax expense	—	—	—
Net income (loss)	(180,438)	110,499	(146,480)

(c) Condensed Statements of Cash Flows

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(1,694)	(2,191)	158
Net cash provided by (used in) investing activities*	1,694	7,088	(420,119)
Net cash provided by financing activities**	—	—	438,184
Effect of foreign currency exchange rate changes on cash	—	25	(3,482)
Net increase in cash	—	4,922	14,741
Cash at the beginning of the year	—	—	4,922
Cash at the end of the year	—	4,922	19,663

*	Net cash used in investing activities for the year ended December 31, 2024 mainly included cash transferred to one of its subsidiaries.

**	Net cash provided by financing activities for the year ended December 31, 2024 mainly included proceeds from the IPO, net of underwriting discounts and commissions.